SCHEDULE OF DISCONTINUED OPERATION (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
REVENUES	$ 191,199		$ 541,197	$ 541,200	$ 916,667
General and administrative	13,562		51,375	53,398	106,256
Total Operating Expenses	71,327		169,359	569,139	948,939
Financing costs including interest	(15,271)		(42,395)	46,967	15,426
OTHER EXPENSE	(15,271)		(42,395)
INCOME FROM DISCONTINUED OPERATIONS	56,056		126,964
Net Income (Loss) from Discontinued Operations	126,964			957,254	(47,698)
Increase in accounts payable and accrued expenses	22,500
Increase in accrued interest - related party	42,395
Net cash used in operating activities	276,649			(5,439)	(134,939)
Proceeds from promissory notes - related parties	290,373			338,373	788,500
Net cash provided by financing activities	290,373			336,783	788,500
Net cash provided by discontinued operations	$ 482,232			331,344	653,561
Accounts payable and accrued expenses					15,000
Accrued interest - related parties					15,426
Notes payable - related parties					788,500
Total liabilities included in the liabilities held for disposal					818,926
Payroll and related expenses				515,741	835,183
Professional fees					7,500
Gain on debt extinguishment				(1,032,160)
Gain on forgiveness or assumption of promissory notes and accrued expenses				(1,032,160)
Increase in accounts payable and accrued expenses				22,500	15,000
Increase in contract liabilities - related party					(117,667)
Increase in accrued interest - related party				46,967	15,426
Repayments on promissory notes - related parties				$ (1,590)